PROFIT ON DISPOSAL OF INVESTMENTS AND ASSETS	12 Months Ended
Dec. 31, 2013
PROFIT ON DISPOSAL OF INVESTMENTS AND ASSETS
PROFIT ON DISPOSAL OF INVESTMENTS AND ASSETS
13	PROFIT ON DISPOSAL OF INVESTMENTS AND ASSETS

	Year ended December 31, 2013	Year endedDecember 31, 2012

Profit on disposal of investment in Mountain Capital, LLC, doing business as Arrow Media Solutions	$34,321	$-
Profit on disposal of Crystal Magic, Inc.	1,186,685	-
Profit on disposal of the assets of Propell Shops	4,586	-

	$1,225,592	$-

The profit on the disposal of the investment in Mountain Capital, LLC of $34,321 results from the de-consolidation of Mountain Capital, LLC which was wound up several years ago.

Effective December 31, 2013 the Company sold its entire shareholding in Crystal Magic, Inc to a third party for $1. This resulted in a gain of $1,186,686 consisting primarily of liabilities which are no longer reflected on the balance sheet of the Company, see commitments and contingent liabilities in note 17 below.

The profit realized on the disposal of Propell Shops, an operating division within the Company, resulted from the disposal of the intellectual Property, the trademarks and trade names and the website domain names of Propell Shops, less accrued liabilities of $4,586, for a consideration based on 10% of the net profit of Propell Shops, up to a maximum of $100,000, earned over the three years ended December 31, 2014, 2015 and 2016, respectively. No provision has been made for any future consideration due to the uncertainty thereof.

The disposal of the assets and investments mentioned above is represented by the following assets and liabilities

	Year ended December 31, 2013	Year endedDecember 31, 2012

Accounts payable	$372,090	$-
Other payables and accrued liabilities	4,585	-
Long term liabilities	848,916	-

	1,225,591	-
Proceeds on disposal	1	-
	$1,225,592	$-